Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Non-current assets
Goodwill	$ 176,500	$ 163,600	[1]	$ 155,500
Intangible assets	56,500	56,000	[1]	25,600
Property, plant and equipment	20,800	16,600	[1]	11,800
Right of use asset	59,900	40,600	[1]	33,700
Investments	24,000	16,200	[1]	16,400
Investment in associate	0	0	[1]	5,600
Deferred tax	46,700	21,400	[1]	7,600
Treasury instruments (unpledged)	53,500	60,800	[1]	0
Treasury instruments (pledged as collateral)	46,100	300,400	[1]	133,500
Total non-current assets	484,000	675,600	[1]	389,700
Current assets
Corporate income tax receivable	12,500	100	[1]	5,500
Trade and other receivables	7,553,200	4,789,800	[1]	4,685,200
Inventory	35,800	163,400	[1]	35,800
Equity instruments (unpledged)	231,400	189,600	[1]	168,900
Equity instruments (pledged as collateral)	4,446,600	1,331,700	[1]	241,100
Derivative instruments	1,163,500	655,600	[1]	480,800
Stock borrowing	1,781,700	2,501,400	[1]	1,894,600
Treasury instruments (unpledged)	556,200	481,800	[1]	247,600
Treasury instruments (pledged as collateral)	2,912,900	2,062,600	[1]	2,338,600
Fixed income securities (unpledged)	87,700	76,700	[1]	0
Reverse repurchase agreements	2,490,400	3,199,800	[1]	4,346,000
Cash and cash equivalents	2,556,600	1,483,500	[1]	910,100
Total current assets	23,828,500	16,936,000	[1]	15,354,200
Total assets	24,312,500	17,611,600	[1]	15,743,900
Current liabilities
Repurchase agreements	2,305,800	3,118,900	[2]	4,381,400
Trade and other payables	9,740,400	6,785,900	[2]	6,647,600
Stock lending	4,952,100	2,323,300	[2]	1,396,900
Short securities	1,704,600	1,924,800	[2]	986,800
Short term borrowings	152,000	0	[2]	12,900
Lease liability	10,500	13,200	[2]	6,800
Derivative instruments	751,700	402,200	[2]	294,300
Corporate tax	41,900	7,600	[2]	8,900
Debt securities	2,119,600	1,308,400	[2]	823,700
Provisions	600	400	[2]	2,600
Total current liabilities	21,779,200	15,884,700	[2]	14,561,900
Non-current liabilities
Lease liability	67,000	39,400	[2]	32,100
Long term borrowings	0	0	[2]	135,800
Debt securities	1,484,900	907,900	[2]	336,300
Deferred tax liability	4,500	3,700	[2]	100
Total non-current liabilities	1,556,400	951,000	[2]	504,300
Total liabilities	23,335,600	16,835,700	[2]	15,066,200
Total net assets	976,900	775,900	[2]	677,700
Equity
Share capital	115	92	[2]	100
Share premium	202,600	134,300	[2]	134,300
Additional Tier 1 capital (AT1)	97,600	97,600	[2]	97,600
Retained earnings	722,400	555,300	[2]	455,300
Own shares	(23,200)	(9,800)	[2]	(7,900)
Other reserves	(22,600)	(1,600)	[2]	(1,700)
Total equity	$ 976,900	$ 775,900	[2]	$ 677,700

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information
[2]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information